Statutory Reserves	12 Months Ended
May 31, 2022
Text Block [Abstract]
Statutory Reserves
24.	STATUTORY RESERVES
Prior to payment of dividends, pursuant to the laws applicable to the PRC’s Foreign Investment Enterprises, the Company’s subsidiaries and the VIEs in the PRC must make appropriations from after-tax
profit to
non-distributable
reserve funds as determined by the board of directors of each company. These reserves include (i) general reserve and (ii) the development fund.
Subject to certain cumulative limits, the general reserve requires annual appropriations of 10% of after-tax
profits as determined under the PRC laws and regulations at each year-end
until the balance reaches 50% of the PRC entity registered capital; the other reserve appropriations are at the Company’s discretion. These reserves can only be used for specific purposes of enterprise expansion and are not distributable as cash dividends.
For
the years ended May 31, 2020, 2021 and 2022, US$1,506, US$3,302 and US$2,828 were accrued for the general reserve, respectively.
The PRC laws and regulations require private schools that require reasonable returns to make annual appropriations of 25% of after-tax
income prior to payments of dividend to its development fund, which is to be used for the construction or maintenance of the school or procurement or upgrading of educational equipment, while in the case of a private school that does not require reasonable return, this amount should be equivalent to no less than 25% of the annual increase of net assets of the school as determined in accordance with generally accepted accounting principles in the PRC. For the years ended May 31, 2020, 2021 and 2022, the Company made
 US$73,043, US$64,124
and
reversed

US$2,512
to the development fund, respectively.
These reserves are included as statutory reserves in the consolidated statements of changes in equity and comprehensive income/(loss). The Group allocated US$74,549, US$67,426 and US$316 to statutory reserves for
the years ended May 31, 2020, 2021 and 2022, respectively.